Income taxes (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Components of provision (benefit) for income taxes
Current taxes - PRC	$ 1,527,284	$ 3,165,839	$ 6,771,893	$ 8,893,359	$ 11,763,106	$ 9,177,569
Deferred taxes - PRC			48,658	(4,133)	(726,806)	(91,463)
Total provision (benefit) for income taxes	$ 1,527,284	$ 3,165,839	$ 6,771,893	$ 8,893,359	$ 11,036,300	$ 9,086,106